Commitments and Contingencies - Supplier Contracts (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Supplier contract
2018		¥ 970,976
2019		787,632
Total		1,758,608
Other supply agreement with variable price provisions
Outstanding supplier advances		60,666	¥ 97,429
Loss provision on long-term purchase arrangements		54,215	48,906	¥ 0
Provision for balance of advance payment made to supplier		0				$ 10,350	¥ 63,331	$ 10,350	¥ 63,331
Hemlock
Other supply agreement with variable price provisions
Loss provision on long-term purchase arrangements		16,436	48,906	0
Hemlock | Long-term supply contract
Other supply agreement with variable price provisions
Damages sought by supplier | $	$ 921,000
Loss provision on long-term purchase arrangements				0	¥ 0
Provision for balance of advance payment made to supplier			0
Total late payment of interest							303,380
Reversal of interest payable			303,380
"Take or pay" supply agreements
Supplier contract
Purchases made under "take or pay" agreements		1,356,977	2,200,230				1,929,867
2018		970,976
2019		787,632
Total		1,758,608
Other supply agreement with variable price provisions
Outstanding supplier advances		¥ 118,377	¥ 182,553				¥ 341,447
"Take or pay" supply agreements | Hemlock
Supplier contract
Purchase obligations not performed				¥ 877,000	¥ 507,000
Polysilicon
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2017-2026 | item		51,625
Silicon wafers
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2017-2026 | item		38,950,000